Trade Accounts Receivable - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade Accounts Receivable [line items]
Receivables	$ 1,582	$ 1,751
Other financial obligations	927	950
Securitization programs [member]
Disclosure Of Trade Accounts Receivable [line items]
Receivables	755	848
Other financial obligations	658	678
Financial expense	52	$ 52	$ 24
Factoring of receivables [member] | Trade receivables [member]
Disclosure Of Trade Accounts Receivable [line items]
Recognised assets representing continuing involvement in derecognised financial assets	$ 54